Gain (loss) from Disposals of subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	₩ (256)	[1]	₩ 72	[1]	₩ 0
Fair value of Disposaled subsidiaries
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	4		160		0
Consideration received in cash
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	4		160		0
Carrying value of Disposaled subsidiaries
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	73		158		0
Cash and Cash Equivalents
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	97		175		0
Trade receivables
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	0		11		0
Other non-financial assets
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	1		0		0
PP&E and intangible assets
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	2		0		0
Trade and other payables
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	(3)		(28)		0
Other non-financial liabilities
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	(24)		0		0
Non-controlling interests
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	0		0		0
Realization of unrealized gain
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	(187)		70		0
Other comprehensive income
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	₩ 0		₩ 0		₩ 0

[1]	Gain (loss) on disposals of subsidiaries is included in the consolidated statements of comprehensive income (loss).